Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Card member loans and receivables exposure
On-balance sheet, total	$ 104	$ 98
Total unused-lines-of-credit - individuals	238	226
U.S. [Member]
Card member loans and receivables exposure
On-balance sheet, total	82	77
U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Total unused-lines-of-credit - individuals	195	184
Non-U.S. [Member]
Card member loans and receivables exposure
On-balance sheet, total	22	21
Non-U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Total unused-lines-of-credit - individuals	$ 43	$ 42